Goodwill and Other Intangible Assets (Amortization Schedule for Intangible Assets) (Details) - USD ($)	12 Months Ended
	Dec. 31, 2018	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2013	Apr. 30, 2018	Nov. 30, 2015	Sep. 08, 2006
Finite-Lived Intangible Assets [Line Items]
Amortization of intangibles	$ 79,000	$ 67,000	$ 105,000
Liverpool Community Bank [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance at Acquisition Date					$ 289,000
Liverpool Community Bank [Member] | Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance at Acquisition Date					$ 289,000
Amortization of intangibles	35,000
Unamortized balance as of December 31, 2018	254,000
Scheduled Amortization expense for years ended:
December 31, 2019	49,000
December 31, 2020	44,000
December 31, 2021	39,000
December 31, 2022	33,000
December 31, 2023	28,000
After December 31, 2023	61,000
FNBPA Bancorp, Inc [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance at Acquisition Date						$ 303,000
FNBPA Bancorp, Inc [Member] | Core Deposits [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance at Acquisition Date						303,000
Amortization of intangibles	44,000	49,000	55,000	$ 4,000
Unamortized balance as of December 31, 2018	151,000
Scheduled Amortization expense for years ended:
December 31, 2019	38,000
December 31, 2020	33,000
December 31, 2021	27,000
December 31, 2022	22,000
December 31, 2023	16,000
After December 31, 2023	$ 15,000
FNBPA Bancorp, Inc [Member] | Other Intangible Assets [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance at Acquisition Date						$ 40,000
Amortization of intangibles		$ 18,000	20,000	2,000
Branch Office in Richfield, PA [Member]
Finite-Lived Intangible Assets [Line Items]
Beginning Balance at Acquisition Date							$ 431,000
Amortization of intangibles			$ 29,000	$ 402,000